COMMON SHARES & TREASURY SHARES (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares issued	74,218,848	62,298,848	62,298,848
Common class A shares
Disclosure of classes of share capital [line items]
Number of shares issued	74,218,846	62,298,846	62,298,846
Common class B shares
Disclosure of classes of share capital [line items]
Number of shares issued	1	1	1
Common class C shares
Disclosure of classes of share capital [line items]
Number of shares issued	1	1	1